Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net (loss)/ income	$ (86,373)	$ (78,899)	$ 62,878
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation and amortization	56,307	56,880	57,617
Amortization and write-off of deferred finance costs and bond premium	3,743	3,784	3,656
Gain on debt repayment	0	0	(350)
Amortization of dry dock and special survey costs	7,656	4,198	2,837
Stock based compensation	1,076	57	864
Gain on sale of vessels	(25)	0	(11,749)
Bargain purchase gain	(68,951)	0	0
(Equity)/ loss in earnings of affiliates, net of dividends received	61,284	56,923	(1,438)
Changes in operating assets and liabilities:
Increase in prepaid expenses and other current assets	(2,235)	(2,390)	(479)
(Increase)/ decrease in accounts receivable	(2,063)	8,123	(6,731)
(Increase)/ decrease in due from related parties short-term	(3,734)	11,116	(7,210)
Decrease in other long term assets	900	0	1,020
Decrease/ (increase) in due from related parties long-term	3,955	(12,730)	(7,638)
Increase/ (decrease) in accounts payable	3,250	(993)	2,102
(Decrease)/ increase in accrued expenses	(2,824)	1,164	1,245
Payments for dry dock and special survey costs	(19,412)	(14,897)	(3,828)
Increase in due to related parties	14,093	17,107	0
Decrease in deferred revenue	(5,356)	(3,475)	(75)
Net cash (used in)/ provided by operating activities	(38,709)	45,968	92,721
Investing Activities
Net cash proceeds from sale of vessels	44,500	0	89,988
Cash acquired from Navios Midstream merger	25,260	0	0
Loan repayment from affiliated companies	0	55,132	0
Investment in affiliates	0	(84)	(89)
Loans receivable from affiliates	0	(13,706)	(4,275)
Loan receivable from affiliate, net of issuance fee and costs	0	0	(49,342)
Dividends received from affiliates	10,053	11,036	7,223
Net cash provided by investing activities	79,813	52,378	43,505
Financing Activities
Loan proceeds, net of deferred finance costs	69,512	49,764	0
Loan repayments	(131,125)	(84,196)	(105,531)
Dividend paid	(12,213)	(31,614)	(31,682)
Redemption of Convertible shares and puttable common stock	0	(2,500)	(4,000)
Acquisition of treasury stock	(7,127)	0	0
Net cash used in financing activities	(80,953)	(68,546)	(141,213)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(39,849)	29,800	(4,987)
Cash and cash equivalents and restricted cash, beginning of year	86,458	56,658	61,645
Cash and cash equivalents, and restricted cash end of year	46,609	86,458	56,658
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	76,468	71,966	72,478
Non-cash investing activities
Accrued interest on loan to affiliates	(3,103)	(2,643)	(3,498)
Deferred gain on sale of assets	0	0	8,823
Costs payable relating to sale of vessel	200	0	0
Transaction costs relating to the merger with Navios Midstream	469	0	0
Non-cash financing activities
Stock based compensation	$ 1,076	$ 57	$ 864